GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incurred losses	$ (5,173,000)		$ 40,645,000
Accumulated deficit	$ 100,771,000		$ 104,307,000
M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incurred losses		$ 6,492,569		$ 3,887,261
Accumulated deficit		$ 12,493,751		$ 6,001,182